Fair Value Measurement - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Transfers of assets between levels within fair value hierarchy	$ 0	$ 0